Other Income - Summary Of Tabular Disclosure Of Other Income Explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Income [Line Items]
Income for parking	[1]	S/ 10,877	S/ 5,087	S/ 3,807
Indemnification for claims		2,389	1,480	800
Investment property rentals		17,353	16,406	15,759
Increase in fair value of investment property		106	161	116
Receivable recoveries	[2]	1,091	7,043	8,893
Other income for derecognition of other accounts payables to former shareholders	[3]		46,613
Other income for reversal of contingent consideration				4,095
Gain on sale of property, furniture and equipment		1,900	118	4,307
Debt forgiveness and donations received				12
Others	[4]	9,448	10,678	12,324
Other income		S/ 43,164	S/ 87,586	S/ 50,113

[1]	Corresponds to the administration, parking and valet parking services provided by the clinics. Income for parking is recognized once the service has been rendered.
[2]	Mainly corresponds to recoveries of receivables that were expected as uncollectable at the acquisition date of Oncomedica S.A.S.
[3]	This caption includes S/ 46,613 thousand for the derecognition of a portion of other account payables to former shareholders of Hospital y Clínica OCA, S.A. de C.V. (OCA). This other account payable corresponds to the Holdback at the acquisition of OCA to compensate to Group for any subsequent indemnification (note 17).
[4]	Mainly corresponds to income from food services (cafeteria), income from teaching services and other miscellaneous income of the Mexican Component.